Stockholders' Deficit	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Deficit
8. Stockholders’ Deficit

The consolidated stockholders’ equity of the Company consists of common stock, additional paid-in capital, retained deficit and accumulated other comprehensive income. The amounts for equity in variable interest entities and noncontrolling interest have been reclassified to additional paid-in capital, retained earnings and accumulated other comprehensive income effective with the acquisition of SPHSA on June 12, 2013.